Expense Example (Invesco V.I. Money Market Fund, Series I shares, Invesco V.I. Money Market Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Money Market Fund | Series I shares, Invesco V.I. Money Market Fund
Example
Expense Example, By Year, Column [Text]	Series I
1 Year	$ 103
3 Years	322
5 Years	558
10 Years	$ 1,236